Expense Example {- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-06 - Fidelity Freedom Blend 2005 Fund - Fidelity Freedom Blend 2005 Fund- Class K6	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268